Other information about investments (Details 8)		12 Months Ended
		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 EGP (ج.م.)	Dec. 31, 2018 PKR (₨)	Dec. 31, 2018 KZT (₸)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about investment property [line items]
Share capital		€ 4,005,000,000						€ 4,005,000,000
In Italy [Member] | Other Activities [Member] | Subsidiaries One [Member]
Disclosure of detailed information about investment property [line items]
Company name		Filatura Tessile Nazionale Italiana - FILTENI SpA (in liquidation)
Registered office		Ferrandina (MT)
Country of operation		Italy
Share capital		€ 4,644,000
Consolidation or valutation method	[1]	Co.
In Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Name Of Share holders		Third parties
% Ownership		40.44%
In Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Syndial SpA [Member]
Disclosure of detailed information about investment property [line items]
Name Of Share holders		Syndial SpA
% Ownership	[2]	59.56%
In Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member]
Disclosure of detailed information about investment property [line items]
Company name		Ottana Sviluppo ScpA (in liquidation)
Registered office		Nuoro
Country of operation		Italy
Share capital		€ 516,000
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Name Of Share holders		Third parties
% Ownership		70.00%
In Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member] | Syndial SpA [Member]
Disclosure of detailed information about investment property [line items]
Name Of Share holders		Syndial SpA
% Ownership		30.00%
In Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member] | ENI SPA [Member]
Disclosure of detailed information about investment property [line items]
Name Of Share holders		Eni SpA
In Italy [Member] | Other Activities [Member] | Subsidiaries Three [Member]
Disclosure of detailed information about investment property [line items]
Company name	[3],[4]	Saipem SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 2,191,384,693
Consolidation or valutation method	[1]	Eq.
In Italy [Member] | Other Activities [Member] | Subsidiaries Three [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Name Of Share holders		Third parties
% Ownership		68.00%
In Italy [Member] | Other Activities [Member] | Subsidiaries Three [Member] | ENI SPA [Member]
Disclosure of detailed information about investment property [line items]
Name Of Share holders		Eni SpA
% Ownership		30.54%
In Italy [Member] | Other Activities [Member] | Subsidiaries Three [Member] | Saipem SpA [Member]
Disclosure of detailed information about investment property [line items]
Name Of Share holders		Saipem SpA
% Ownership	[2]	1.46%
Outside Italy [Member] | Other Activities [Member] | Subsidiaries One [Member]
Disclosure of detailed information about investment property [line items]
Company name	[4]	Grid Edge (Private) Ltd
Registered office		Saddar Town- Karachi (Pakistan)
Country of operation		Pakistan
Share capital						₨ 1,200,000	₸ 2,133,967,100
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Name Of Share holders		Third parties
% Ownership		60.00%
Outside Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Eni International BV [Member]
Disclosure of detailed information about investment property [line items]
Name Of Share holders		Eni International BV
% Ownership		40.00%
Outside Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member]
Disclosure of detailed information about investment property [line items]
Registered office		Cairo (Egypt)
Share capital | ج.م.					ج.م. 250,000
Outside Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member] | Eni International BV [Member]
Disclosure of detailed information about investment property [line items]
Name Of Share holders		Eni International BV
Outside Italy [Member] | Other Activities [Member] | Subsidiaries Three [Member]
Disclosure of detailed information about investment property [line items]
Registered office		Coira (Switzerland)
Share capital | SFr				SFr 1,550,000
Outside Italy [Member] | Other Activities [Member] | Subsidiaries Three [Member] | Syndial SpA [Member]
Disclosure of detailed information about investment property [line items]
Name Of Share holders		Syndial SpA
Outside Italy [Member] | Corporate And Other Activities [Member] | Subsidiaries One [Member]
Disclosure of detailed information about investment property [line items]
Company name		Commonwealth Fusion Systems Llc
Registered office		Wilmington (USA)
Country of operation		USA
Share capital | $			$ 148,291,710.38
Consolidation or valutation method	[1]	P.N.
Outside Italy [Member] | Corporate And Other Activities [Member] | Subsidiaries One [Member] | Eni Next Llc [Member]
Disclosure of detailed information about investment property [line items]
Name Of Share holders		Eni Next Llc
% Ownership		35.72%
Outside Italy [Member] | Corporate And Other Activities [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of detailed information about investment property [line items]
Name Of Share holders		Third parties
% Ownership		66.28%

[1]	F.C. = full consolidation, J.O. = joint operation, Eq. = equity-accounted, Co. = valued at cost, F.V. = valued at fair value
[2]	Controlling interest:
[3]	Company with shares quoted in the regulated market of Italy or of other EU countries
[4]	Jointly controlled entity.